Property, Plant, and Equipment (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant, and Equipment
Gross property, plant and equipment	$ 1,836,673,000		$ 1,813,566,000	$ 1,678,781,000
Accumulated depreciation	489,773,000		461,975,000	357,994,000
Property, plant, and equipment, net of accumulated depreciation	1,346,900,000		1,351,591,000	1,320,787,000
Capitalized interest	400,000	700,000	3,000,000	1,100,000	1,800,000
Original carrying value of assets under capital lease obligations	24,800,000		24,800,000	24,800,000	0
Land and improvements
Property, Plant, and Equipment
Gross property, plant and equipment	23,974,000		23,962,000	19,193,000
Buildings
Property, Plant, and Equipment
Gross property, plant and equipment	37,023,000		36,680,000	33,887,000
Machinery and equipment
Property, Plant, and Equipment
Gross property, plant and equipment	1,697,389,000		1,685,616,000	1,570,191,000
Automotive equipment
Property, Plant, and Equipment
Gross property, plant and equipment	15,262,000		14,327,000	9,603,000
Furniture and fixtures
Property, Plant, and Equipment
Gross property, plant and equipment	6,279,000		6,168,000	5,713,000
Leasehold improvements
Property, Plant, and Equipment
Gross property, plant and equipment	774,000		774,000	413,000
Construction in progress
Property, Plant, and Equipment
Gross property, plant and equipment	$ 55,972,000		$ 46,039,000	$ 39,781,000